UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	111.6%
AUSTRALIA	24.8%
DIVERSIFIED	7.7%
DB RREEF Trust		3,113,900	$3,713,262
GPT Group		2,666,961	9,342,122
Mirvac Group		1,950,000	6,888,806
Stockland		1,220,359	6,730,546
			26,674,736
INDUSTRIAL	1.9%
ING Industrial Fund		3,742,745	6,583,142
OFFICE	7.2%
Commonwealth Property Office Fund		3,000,121	3,152,745
ING Office Fund		1,261,888	1,471,859
Investa Property Group		4,700,000	8,617,156
Rubicon Europe Trust Group		3,700,000	2,812,761
Tishman Speyer Office Fund		4,983,000	8,838,912
			24,893,433
SHOPPING CENTER	8.0%
Macquarie CountryWide Trust		5,300,052	7,900,255
Macquarie DDR Trust		7,800,000	7,063,206
Westfield Group		930,000	13,044,684
			28,008,145
TOTAL AUSTRALIA			86,159,456
BELGIUM	2.7%
DIVERSIFIED	1.1%
Befimmo S.C.A.		16,126	1,840,373
Wereldhave Belgium		25,000	1,917,926
			3,758,299

		Number of Shares	Value

INDUSTRIAL	0.6%
Warehouses De Pauw SCA		33,047	$1,948,595
OFFICE	1.0%
Cofinimmo		15,237	2,888,533
Intervest Offices		21,339	741,144
			3,629,677
TOTAL BELGIUM			9,336,571
CANADA	7.2%
APARTMENT	0.8%
Canadian Apartment Properties REIT		180,000	2,945,381
OFFICE/INDUSTRIAL	4.5%
Dundee REIT		224,000	6,929,922
H&R REIT		250,000	5,166,629
Realex Properties Corp.		1,328,500	1,704,379
Realex Properties Corp., 144A(a)		1,328,500	1,704,378
			15,505,308
SHOPPING CENTER	1.9%
Primaris Retail REIT		407,800	6,640,090
TOTAL CANADA			25,090,779
FINLAND	1.7%
DIVERSIFIED	1.7%
Citycon Oyj		544,070	2,863,120
Sponda Oyj		274,341	3,096,117
TOTAL FINLAND			5,959,237
FRANCE	5.9%
DIVERSIFIED	3.7%
Bail Investissement Fonciere		28,756	2,094,861
Fonciere des Regions		4,330	651,741
Unibail		47,250	9,927,981
			12,674,583

		Number
		of Shares	Value

RETAIL	1.3%
Klepierre		30,999	$4,642,311
SHOPPING CENTER	0.9%
Mercialys Promesse		89,415	3,008,044
TOTAL FRANCE			20,324,938
GERMANY	6.7%
APARTMENT	2.4%
Deutsche Wohnen AG		140,170	8,496,099
DIVERSIFIED	2.2%
IVG Immobilien AG		212,002	7,672,388
SHOPPING CENTER	2.1%
Dawnay Day Treveria PLC		1,686,366	2,437,773
Deutsche Euroshop AG		69,732	4,834,125
			7,271,898
TOTAL GERMANY			23,440,385
HONG KONG	11.4%
DIVERSIFIED	4.4%
Hang Lung Properties Ltd.		1,915,100	4,085,534
Henderson Land Development Company Ltd.		1,129,400	6,349,627
Hysan Development Company Ltd.		1,300,000	3,333,996
Wharf Holdings Ltd.		400,000	1,376,008
			15,145,165
OFFICE	3.4%
Champion REIT		8,900,000	4,409,645
Hongkong Land Holdings Ltd. (USD)		1,950,900	7,569,492
			11,979,137
SHOPPING CENTER	3.6%
Fortune REIT		9,198,000	6,965,812
Link REIT		2,605,000	5,423,565
			12,389,377
TOTAL HONG KONG			39,513,679

		Number of Shares	Value

JAPAN	2.2%
DIVERSIFIED	1.0%
Kenedix Realty Investment Corp.		667	$3,461,342
OFFICE	0.7%
Creed Office Investment Corp.		375	1,495,238
Premier Investment Co.		145	849,439
			2,344,677
SHOPPING CENTER	0.5%
Japan Retail Fund Investment Corp.		243	1,789,714
TOTAL JAPAN			7,595,733
NETHERLANDS	9.5%
INDUSTRIAL	0.9%
ProLogis European Properties		164,358	3,063,690
OFFICE	2.2%
Eurocastle Investment Ltd.		57,764	2,247,971
VastNed Offices/Industrial NV		153,312	5,423,966
			7,671,937
SHOPPING CENTER	6.4%
Corio NV		125,477	9,140,939
Rodamco Europe NV		80,494	9,375,173
VastNed Retail NV		45,879	3,764,045
			22,280,157
TOTAL NETHERLANDS			33,015,784
NEW ZEALAND	1.3%
DIVERSIFIED	1.2%
ING Property Trust		1,617,322	1,277,503
Kiwi Income Property Trust		3,320,700	2,991,499
			4,269,002
OFFICE	0.1%
AMP NZ Office Trust		500,000	372,096
TOTAL NEW ZEALAND			4,641,098

		Number of Shares	Value

SINGAPORE	4.8%
INDUSTRIAL	2.6%
Ascendas REIT		5,828,100	$7,889,448
Mapletree Logistics Trust		1,800,000	1,053,990
			8,943,438
OFFICE	0.4%
Capitacommercial Trust		975,000	1,356,682
SHOPPING CENTER	1.8%
CapitaMall Trust		4,000,100	6,397,137
TOTAL SINGAPORE			16,697,257
SWEDEN	1.7%
DIVERSIFIED	1.7%
Fabege AB		143,229	3,166,297
Kungsleden AB		234,082	2,667,228
TOTAL SWEDEN			5,833,525
UNITED KINGDOM	11.9%
DIVERSIFIED	1.6%
British Land Co., PLC		219,879	5,615,460
INDUSTRIAL	3.7%
Brixton PLC		558,276	5,529,576
Slough Estates PLC		585,979	7,296,101
			12,825,677
OFFICE	4.8%
Great Portland Estates PLC		459,149	5,201,112
Land Securities Group PLC		183,682	6,768,289
Mapeley UK Co., Ltd.		75,827	4,803,005
			16,772,406
SHOPPING CENTER	1.8%
Liberty International PLC		265,094	6,080,274
TOTAL UNITED KINGDOM			41,293,817

		Number of Shares	Value

UNITED STATES	19.8%
DIVERSIFIED	4.5%
Colonial Properties Trust		115,000	$5,498,150
Entertainment Properties Trust		79,900	3,940,668
iStar Financial		107,700	4,491,090
Spirit Finance Corp.		148,000	1,718,280
			15,648,188
HEALTH CARE	1.6%
Healthcare Realty Trust		86,200	3,310,942
Medical Properties Trust		172,300	2,307,097
			5,618,039
HOTEL	1.8%
Hospitality Properties Trust		115,000	5,428,000
Strategic Hotels & Resorts		40,000	795,200
			6,223,200
MORTGAGE	1.0%
Newcastle Investment Corp.		125,000	3,426,250
OFFICE	3.3%
American Financial Realty Trust		158,600	1,769,976
Brandywine Realty Trust		50,000	1,627,500
HRPT Properties Trust		440,000	5,258,000
Mack-Cali Realty Corp.		25,000	1,295,000
Parkway Properties		13,532	629,103
Republic Property Trust		93,740	1,033,015
			11,612,594
OFFICE/INDUSTRIAL	1.2%
Liberty Property Trust		67,000	3,201,930
Mission West Properties		78,000	889,980
			4,091,910

		Number of Shares	Value

RESIDENTIAL	3.1%
Apartment Investment & Management Co.		97,200	$5,288,652
Education Realty Trust		117,800	1,738,728
Home Properties		31,134	1,779,619
Sun Communities		58,000	1,853,680
			10,660,679
SHOPPING CENTER	3.3%
COMMUNITY CENTER	2.1%
Cedar Shopping Centers		171,500	2,773,155
Inland Real Estate Corp.		251,200	4,401,024
			7,174,179
REGIONAL MALL	1.2%
Glimcher Realty Trust		171,341	4,245,830
TOTAL SHOPPING CENTER			11,420,009
TOTAL UNITED STATES			68,700,869
TOTAL COMMON STOCK (Identified cost—$326,803,361)			387,603,128
PREFERRED SECURITIES—$25 PAR VALUE	21.9%
UNITED STATES	21.9%
ELECTRIC—INTEGRATED	0.3%
Aquila, 7.875%, due 3/1/32		39,600	995,148
INSURANCE	0.6%
Arch Capital Group Ltd., 8.00%		40,000	1,064,000
Liberty Mutual Insurance, 144A(a)		1,000,000	1,026,877
			2,090,877

		Number of Shares	Value

OIL—EXPLORATION AND PRODUCTION	0.9%
Pemex Project Funding Master Trust, 7.75%		3,000,000	$2,983,350
REAL ESTATE	20.0%
DIVERSIFIED	4.8%
Colonial Properties Trust, 7.62%, Series E		269,297	6,826,679
Digital Realty Trust, 8.50%, Series A		201,700	5,234,115
Digital Realty Trust, 7.875%, Series B		92,000	2,333,120
Entertainment Properties Trust, 7.75%, Series B		29,300	730,156
iStar Financial, 7.65%, Series G		22,800	576,270
iStar Financial, 7.875%, Series E		13,500	344,992
iStar Financial, 8.00%, Series D		20,000	511,600
			16,556,932
HEALTH CARE	2.3%
Health Care REIT, 7.875%, Series D		120,000	3,090,000
Windrose Medical Properties Trust, 7.50%, Series A		180,000	5,040,000
			8,130,000
HOTEL	6.0%
Eagle Hospitality Trust, 8.25%, Series A		16,800	431,088
Equity Inns, 8.75%, Series B		39,000	1,017,900
Highland Hospitality Corp., 7.875%, Series A		100,000	2,490,000
Host Hotels & Resorts, 8.875%, Series E		160,000	4,235,200
LaSalle Hotel Properties, 7.50%, Series D		35,000	872,725
LaSalle Hotel Properties, 8.00%, Series E		45,000	1,161,000
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		140,000	3,552,500
Strategic Hotels & Resorts, 8.25%, Series B		52,000	1,354,600
Sunstone Hotel Investors, 8.00%, Series A		226,000	5,740,400
			20,855,413
MORTGAGE	0.5%
Newcastle Investment Corp., 9.75%, Series B		42,900	1,120,548
Newcastle Investment Corp., 8.05%, Series C		20,000	503,000
			1,623,548

		Number of Shares	Value

OFFICE	0.5%
Alexandria Real Estate Equities, 8.375%, Series C		4,000	$104,800
Maguire Properties, 7.625%, Series A		15,000	369,900
Parkway Properties, 8.00%, Series D		55,500	1,433,565
			1,908,265
RESIDENTIAL—APARTMENT	2.7%
Apartment Investment & Management Co., 9.375%, Series G(b)		95,100	2,522,052
Apartment Investment & Management Co., 7.875%, Series Y		15,000	379,500
Apartment Investment & Management Co., 8.00%, Series V		68,300	1,740,284
Apartment Investment & Management Co., 7.75%, Series U		92,000	2,334,040
Apartment Investment & Management Co., 8.00%, Series T		65,000	1,649,700
Mid-America Apartment Communities, 8.30%, Series H		34,000	867,340
			9,492,916
SHOPPING CENTER	3.2%
COMMUNITY CENTER	1.0%
Saul Centers, 8.00%, Series A		30,000	768,450
Tanger Factory Outlet Centers, 7.50%, Series C		105,000	2,677,500
			3,445,950
REGIONAL MALL	2.2%
Glimcher Realty Trust, 8.75%, Series F		36,100	915,496
Glimcher Realty Trust, 8.125%, Series G		20,000	501,800
Pennsylvania REIT, 11.00%, Series A		20,000	1,104,000
Mills Corp., 7.875%, Series G		156,500	3,037,665
Taubman Centers, 7.625%, Series H		80,000	2,057,200
			7,616,161
TOTAL SHOPPING CENTER			11,062,111
TOTAL REAL ESTATE			69,629,185
TELEPHONE—INTEGRATED	0.1%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		20,200	505,202
TOTAL UNITED STATES			76,203,762
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$76,212,363)			76,203,762

		Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES	2.6%
IRELAND	0.9%
AUTO	0.9%
Porsche International Finance PLC, 7.20%		3,000,000	$2,943,750
UNITED STATES	1.7%
BANK	0.2%
Washington Mutual Preferred Funding Cayman, Series A-1, 144A(a)		750,000	752,463
DIVERSIFIED FINANCIAL SERVICES	1.2%
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)		4,000,000	4,176,892
TELECOMMUNICATION SERVICES	0.3%
Embarq Corp., 7.995%, due 6/1/36		1,000,000	1,062,014
TOTAL UNITED STATES			5,991,369
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,804,426)			8,935,119

		Principal Amount		Value

CORPORATE BONDS	8.1%
AUSTRALIA	0.1%
INDUSTRIAL	0.1%
ING Industrial Fund CLS, 7.00%, due 4/2/07(c)		AUD	393,547	$305,203
GERMANY	1.5%
DIVERSIFIED	1.5%
IVG Immobilien AG, 8.00%, due 5/29/49		EUR	4,000,000	5,173,647
NEW ZEALAND	0.0%
DIVERSIFIED	0.0%
Kiwi Income Property Trust, 8.00%, due 6/30/10		NZD	100,000	73,766
UNITED STATES	6.5%
FOOD	0.7%
Gruma S.A., 7.75%, due 12/29/49, 144A(a)		$2,500,000		2,490,625
MEDIA—CABLE TELEVISION	2.6%
Cablevision Systems Corp., 8.00%, due 4/15/12		4,000,000		4,070,000
Rogers Cable, 8.75%, due 5/1/32		4,000,000		4,740,000
				8,810,000
MULTI UTILITIES	0.3%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		1,000,000		1,041,425
SPECIAL PURPOSE ENTITY	0.3%
Valor Telecom Enterprise, 7.75%, due 2/15/15		1,000,000		1,070,000
TELEPHONE—INTEGRATED	2.6%
Citizens Communications Co., 9.00%, due 8/15/31		8,400,000		9,051,000
TOTAL UNITED STATES				22,463,050
TOTAL CORPORATE BONDS (Identified cost—$27,051,092)				28,015,666

		Value

TOTAL INVESTMENTS (Identified cost—$438,871,242)	144.2%	$500,757,675

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%	(567,868)

LIQUIDATION VALUE OF PREFERRED SHARES	(44.0)%	(153,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $22.93 per share based on 15,138,936 shares of common stock outstanding)	100.0%	$347,189,807

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
EUR	Euro
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a)      Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.7% of net assets applicable to common shares.

(b)     8,000 shares segregated as collateral for interest rate swap transactions.

(c)      Fair valued security.  Aggregate holdings equal 0.1% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 28, 2006